SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Translation differences	$ (12)	$ 273	$ 358
Total Research and development tax credit	7,196	5,041	7,296
Research and development tax credits receivable	(6,948)	(4,799)	(7,049)
Research and development tax credits receivable	248	242	247
UK Research and Development Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	6,723	4,315	6,565
Revenue Commissioners, Ireland [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	$ 485	$ 453	$ 373